SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Subtotal	$ 35,322	$ 45,421	$ 39,569
Less: Accumulated Depreciation	(30,681)	(39,453)	(31,640)
Property, plant and equipment, net	4,641	5,968	7,929
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	32,913	42,323	36,471
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,409	$ 3,098	$ 3,098